Segmented Information - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Operating revenues, net of royalties	$ 50,689	$ 49,092
Non-Current Assets	75,316	74,646
Canada
Segmented Information
Operating revenues, net of royalties	42,639	41,938
Non-Current Assets	72,820	71,438
United States
Segmented Information
Operating revenues, net of royalties	7,650	6,447
Non-Current Assets	2,344	2,624
Other foreign
Segmented Information
Operating revenues, net of royalties	400	707
Non-Current Assets	$ 152	584
Reclassification | Canada
Segmented Information
Operating revenues, net of royalties		10
Reclassification | Other foreign
Segmented Information
Operating revenues, net of royalties		$ (10)